Financial Instruments (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2018 USD ($) Vessel	Sep. 30, 2017 USD ($)	Sep. 20, 2018 Vessel
Financial Instruments [Abstract]
Impairment loss	$ 6,878	$ 0
Number of vessels for sale | Vessel	2		2
Carrying Value [Member]
Financial Instruments [Abstract]
Fixed interest long-term debt	$ 2,000
Fair Market Value [Member]
Financial Instruments [Abstract]
Fixed interest long-term debt	$ 2,002